Financial Risk Factors and Risk Management - Equity Price Risk Management (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Price Risk
FINANCIAL RISK FACTORS
Equity price risk	€ 4,967	€ 5,137	€ 5,799
Marketable equity investments | Equity Price
FINANCIAL RISK FACTORS
Upward shift, assets (in percent)	22.00%	22.00%	22.00%
Downward shift, assets (in percent)	22.00%	22.00%	22.00%
Upward shift, assets	€ 1,093	€ 503	€ 515
Downward shift, assets	€ (1,093)	€ (503)	€ (515)